Document And Entity Information	Aug. 17, 2022
Document Information [Line Items]
Entity, Registrant Name	STEEL PARTNERS HOLDINGS L.P.
Document, Type	8-K
Document, Period End Date	Aug. 17, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35493
Entity, Tax Identification Number	13-3727655
Entity, Address, Address Line One	590 Madison Avenue, 32nd Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	520-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001452857
CommonUnitsNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units, no par value
Trading Symbol	SPLP
Security Exchange Name	NYSE
SeriesAPreferredUnits60 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.0% Series A Preferred Units
Trading Symbol	SPLP-PRA
Security Exchange Name	NYSE